Debt (Details Narrative) - USD ($)										3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 15, 2025	Sep. 12, 2025	Aug. 06, 2025	Jul. 24, 2025	Jul. 18, 2025	Jun. 05, 2025	Jul. 22, 2024	Mar. 31, 2024	Mar. 15, 2024	Dec. 31, 2024	Jun. 30, 2024	Sep. 24, 2024	Dec. 31, 2025	Nov. 19, 2025	Apr. 30, 2024
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues							500,000	400,000	7,600,000		2,110,000
Common Stock, Par or Stated Value Per Share									$ 0.001	$ 0.001			$ 0.001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															2,110,000
Warrants and Rights Outstanding, Maturity Date															Apr. 15, 2029
Derivative, Fair Value, Net													$ 43,750
Debt Instrument, Unamortized Discount													30,000
Fair Value Adjustment of Warrants													155,154
Payments of Debt Issuance Costs													74,267
Operating expenses										$ 871,214		$ 654,573	$ 5,937,367
Dr Glynn Wilson [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Interest rate						8.00%
Short term loan						$ 50,000
Short term loan due date						Nov. 05, 2025
Mr Brian John [Member] | Board of Directors Chairman [Member]
Short-Term Debt [Line Items]
Interest rate				8.00%
Short term loan				$ 25,000
Short term loan due date				Dec. 24, 2025
Safety Shot Inc [Member]
Short-Term Debt [Line Items]
Operating expenses					$ 78,980
Safety Shot Inc [Member] | Short-Term Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal amount														$ 45,000
Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues													1,725
Greentree Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Noncurrent			$ 200,000
Interest rate			10.00%
Debt Instrument, Convertible, Conversion Price			$ 2.00
Debt Instrument, Interest Rate, Effective Percentage			10.00%
Legal Fees			$ 10,000
Proceeds from Short-Term Debt	$ 80,000	$ 60,000											$ 200,000
Greentree Promissory Note [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues			25,000
Common Stock, Par or Stated Value Per Share			$ 1.75
Greentree Promissory Note [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.00
Warrants and Rights Outstanding, Maturity Date			Aug. 06, 2030